QUARTERLY DATA (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

The Company’s selected quarterly financial data is presented in the following tables (in thousands, except per share data):

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2012	2012	2012	2012

Total interest income	$6,338	$6,502	$6,699	$6,518
Total interest expense	1,138	1,115	1,058	1,021
Net interest income	5,200	5,387	5,641	5,497
Provision for loan losses	650	700	650	1,250
Net interest income after provision for loan losses	4,550	4,687	4,991	4,247
Total noninterest income	1,017	1,113	1,065	1,279
Total noninterest expense	3,552	3,600	3,716	3,489
Income before income taxes	2,015	2,200	2,340	2,037
Income taxes	446	519	593	420

Net Income	$1,569	$1,681	$1,747	$1,617

Earnings per share:
Basic	$.98	$1.05	$1.09	$1.00
Diluted	$.98	$1.05	$1.09	$1.00

Weighted-average shares outstanding:
Basic	1,599,646	1,599,646	1,600,248	1,608,698
Diluted	1,599,974	1,601,680	1,609,699	1,613,988

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011

Total interest income	$6,029	$6,141	$6,354	$6,398
Total interest expense	1,381	1,318	1,251	1,202
Net interest income	4,648	4,823	5,103	5,196
Provision for loan losses	425	275	1,300	875
Net interest income after provision for loan losses	4,223	4,548	3,803	4,321
Total noninterest income	954	989	932	1,030
Total noninterest expense	3,597	3,362	3,297	3,829
Income before income taxes	1,580	2,175	1,438	1,522
Income taxes	310	509	256	304

Net Income	$1,270	$1,666	$1,182	$1,218

Earnings per share:
Basic	$.79	$1.04	$.73	$.76
Diluted	$.79	$1.04	$.73	$.76

Weighted-average shares outstanding:
Basic	1,598,218	1,598,218	1,623,718	1,599,646
Diluted	1,600,252	1,599,205	1,625,183	1,599,903